ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Line Items]
Employees and payroll accruals	$ 1,292	$ 1,277
Accrued expenses	2,520	888
Government authorities	0	59
Other liability	0	71
Accounts Payable, Other, Current	$ 3,812	$ 2,295